United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 03/31/05
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 3, 2005
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total:      $243,245
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    5,529,000  264,148.00 X                                27,695   55,895  180,558
BERKLEY WR CORP          COM       084423102    4,662,000   93,976.00 X                                10,513   18,149   65,314
CARDINAL HEALTH          COM       14149Y108    9,387,000  168,215.00 X                                18,405   33,806  116,004
CHOICEPOINT              COM       170388102   24,526,000  611,460.00 X                                65,865  117,235  428,360
CINTAS CORP.             COM       172908105   10,936,000  264,726.00 X                                26,835   53,841  184,050
EXPRESS SCRIPTS          COM       302182100   39,203,000  449,616.00 X                                47,450   91,145  311,021
GETTY IMAGES INC         COM       374276103    5,107,000   71,815.00 X                                 7,885   15,380   48,550
INTL SPEEDWAY CL A       COM       460335201   12,703,000  234,157.00 X                                24,205   48,885  161,067
IRON MOUNTAIN            COM       462846106    7,718,000  267,601.00 X                                30,005   50,987  186,609
KOHLS CORP               COM       500255104   13,008,000  251,935.00 X                                28,495   49,155  174,285
LAUREATE EDUCATION INC   COM       518613104   11,079,000  258,900.00 X                                28,660   49,410  180,830
LINCARE HOLDINGS         COM       532791100    6,856,000  154,991.00 X                                15,135   27,125  112,731
MOHAWK CORP              COM       608190104   12,372,000  146,760.00 X                                19,505   28,390   98,865
NATL MEDICAL HLTH CARD   COM       636918302    5,473,000  236,690.00 X                                29,444   47,050  160,196
NAVIGATORS GROUP         COM       638904102   16,892,000  509,617.00 X                                29,680  108,623  371,314
PERFORMANCE FOOD GRP     COM       713755106    9,583,000  346,200.00 X                                42,115   67,250  236,835
STRAYER EDUCATION        COM       863236105   17,999,000  158,830.00 X                                15,565   33,351  109,914
WASHINGTON POST B        COM       939640108    7,086,000    7,926.00 X                                 1,048    1,743    5,135
ZEBRA TECHNOLOGIES       COM       989207105   17,193,000  362,018.00 X                                36,803   77,903  247,312
LARGE CAP VALUE INDEX    MF        464287408    1,607,000   26,359.00 X                                         11,984   14,375
S&P 500 INDEX            MF        464287200    2,139,000   18,150.00 X                                          6,025   12,125
S&P MIDCAP 400 INDEX     MF        464287507    1,473,000   11,201.00 X                                          5,326    5,875
TWEEDY BROWN GLBL VAL    MF        901165100      511,000   21,205.00 X                                         15,438    5,767
SPDR UNIT TR             MF        78462F103      203,000    1,719.00 X                                          1,719
TOTAL COMMON STOCK                            237,312,000
TOTAL MUTUAL FUNDS                              5,933,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              243,245,000

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